                                                     Registration Nos.: 33-59216
                                                                        811-7556

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

         Pre-Effective Amendment No.                                       /   /

         Post-Effective Amendment No. 29                                   / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            / X /

         Amendment No. 30                                                  / X /

                        (Check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

  Name and Address of
  Agent for Service                                     Copy to
  -----------------                                     -------

  Jean S. Loewenberg, Esq.                              John M. Loder, Esq.
  Columbia Management Group, Inc.                       Ropes & Gray
  One Financial Center                                  One International Place
  Boston, MA  02111                                     Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/ X /    Immediately upon filing pursuant to paragraph (b).

/   /    On pursuant to paragraph (b).

/   /    60 days after filing pursuant to paragraph (a)(1).

/   /    on (date) pursuant to paragraph (a)(1).

/   /    75 days after filing pursuant to paragraph (a)(2).

/   /    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES
LIBERTY EQUITY FUND, VARIABLE SERIES

CLASS A AND B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC      MAY LOSE VALUE
INSURED      NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                           3

THE FUNDS                                                                           4
Each of these sections discusses the following topics:
Investment Goal(s), Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia High Yield Fund, Variable Series.......................................    4
Columbia Real Estate Equity Fund, Variable Series...............................    8
Liberty Equity Fund, Variable Series............................................   12

TRUST MANAGEMENT ORGANIZATIONS                                                     16
The Trustees....................................................................   16
Investment Adviser..............................................................   16
Portfolio Managers..............................................................   16
Rule 12b-1 Plan.................................................................   17
Mixed and Shared Funding........................................................   17

OTHER INVESTMENT STRATEGIES AND RISKS                                              18

FINANCIAL HIGHLIGHTS                                                               19

SHAREHOLDER INFORMATION                                                            22
Purchases and Redemptions.......................................................   22
How the Funds Calculate Net Asset Value.........................................   22
Dividends and Distributions.....................................................   22
Tax Consequences................................................................   23

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds (each a "Fund" and collectively, the "Funds"), each with its own investment goals and strategies. This prospectus contains information about the following Funds: Columbia High Yield Fund, Variable Series ("Columbia High Yield Fund"), Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate Fund") and Liberty Equity Fund, Variable Series ("Equity Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other Funds may be added and some Funds may be eliminated from time to time. Each Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure.

The Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Funds is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUNDS

                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary goal when consistent with the objective of high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's ("S&P"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or unrated securities which the Adviser has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

While credit ratings are an important factor in evaluating lower-rated securities, the Adviser also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the Adviser's credit analysis than would be the case if the Fund invested in higher-quality debt securities.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

The Fund may trade its investments frequently in trying to achieve its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

CREDIT RISK. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

FREQUENT TRADING RISK. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A and Class B shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch Index"), an unmanaged index of non-investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)
[BAR CHART]

1999          2000          2001          2002
0.56%         3.66%         6.18%         2.74%

For period shown in bar chart:
Best quarter:  1st quarter 2001, +4.60%
Worst quarter:  3rd quarter 1999, -1.71%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                            LIFE OF THE
                                1 YEAR         FUND
Class A (%)                       2.74         4.67
Class B (%)                       2.74         4.67
-------------------------------------------------------
Merrill Lynch Index(%)           -1.14         0.72(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and Class B shares. If differences in expenses had been reflected, the returns shown for Class B shares would have been lower. Class B shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)  Performance information is from April 1, 1998.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

----------------------------------------------------------------------------------
                                                          CLASS A       CLASS B(3)
----------------------------------------------------------------------------------
Management fee (4) (%)                                      0.69           0.69
----------------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                    0.00           0.25
----------------------------------------------------------------------------------
Other expenses (%)                                          2.68           2.68
----------------------------------------------------------------------------------
Total annual fund operating expenses (%)                    3.37           3.62
----------------------------------------------------------------------------------
Waiver/reimbursement (5) (%)                                2.48           2.67
----------------------------------------------------------------------------------
Net expenses (5) (%)                                        0.89           0.95
----------------------------------------------------------------------------------

(3) Expenses shown for Class B shares are estimates based on the corresponding expenses of the shares of the Galaxy VIP Columbia High Yield Fund II for the last fiscal year.

(4)  The Fund pays a management fee of 0.60% and an administrative fee of 0.09%.

(5) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 0.89% for Class A shares and 0.95% for Class B shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 5 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                ------     -------     -------     --------
Class A         $   91     $   804     $ 1,541     $  3,490
-----------------------------------------------------------
Class B         $   97     $   861     $ 1,646     $  3,705

               COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks, with equal emphasis, capital appreciation and above-average current income by investing primarily in the equity securities of companies in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of companies principally engaged in the real estate industry, primarily real estate investment trusts ("REITs"). The Fund invests primarily in the securities of U.S. companies.

In selecting portfolio securities for the Fund, the Adviser focuses on total return, with an emphasis on growth companies that offer both a strong balance sheet and a dividend yield exceeding that of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's holdings are diversified across several geographic regions and types of real estate.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

REAL ESTATE SECURITIES GENERALLY. Although the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, changes in neighborhood values, and changes in interest rates. These risks may be more significant to the extent that the Fund's investments are concentrated in a particular geographic region.

CONCENTRATION RISK. Because the Fund normally invests at least 80% of its assets in companies principally engaged in the real estate industry, it will be significantly more vulnerable to factors adversely affecting that industry than funds that invest in a broader range of industries.

THE FUNDS COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

REITS are also subject to the risks associated with direct ownership of real estate. Generally, an increase in interest rates will decrease the value of debt securities and increase the cost of obtaining financing, which could decrease the value of a REIT's investments. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified and are subject to heavy cash flow dependency and defaults of borrowers. In addition, because REITs pay dividends to their shareholders based upon available funds from operations, it is quite common for a portion of these dividends to be designated as a return of capital. Since the Fund includes dividends from REITs in its distributions to shareholders, a portion of the Fund's dividends may also be designated as a return of capital. As long as your VA contract or VLI policy qualifies as an annuity contract under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), you will not be affected by the designation of a dividend as a return of capital or otherwise.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A and Class B shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the National Association of Real Estate Investment Trusts Index ("NAREIT Index"), an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ, which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The Fund's returns are also compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (6)
[BAR CHART]

1999          2000          2001          2002
-4.13%        28.57%        4.68%         2.57%

For period shown in bar chart:
Best quarter:  2nd quarter 2000, +10.64%
Worst quarter:  3rd quarter 2002, -10.52%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (6)

                                          LIFE OF THE
                                1 YEAR       FUND
Class A (%)                       2.57       3.79
-----------------------------------------------------
Class B (%)                       2.57       3.79
-----------------------------------------------------
NAREIT Index (%)                  3.81       3.90(7)
-----------------------------------------------------
S&P 500 Index (%)               -22.09      -2.24(7)

(6) The returns shown include the returns of shares of the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and Class B shares. If differences in expenses had been reflected, the returns shown for Class B shares would have been lower. Class B shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities. Shares of the predecessor fund were initially offered on March 3, 1998.

(7)  Performance information is from February 28, 1998.

THE FUNDS COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

-----------------------------------------------------------------------------
                                                           CLASS A   CLASS B(8)
-----------------------------------------------------------------------------
Management fee (9)(%)                                        0.84      0.84
-----------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                     0.00      0.25
-----------------------------------------------------------------------------
Other expenses (%)                                           6.79      6.79
-----------------------------------------------------------------------------
Total annual fund operating expenses (%)                     7.63      7.88
-----------------------------------------------------------------------------
Waiver/reimbursement (10)(%)                                 6.43      6.43
-----------------------------------------------------------------------------
Net expenses (10)(%)                                         1.20      1.45
-----------------------------------------------------------------------------

(8) Expenses shown for Class B shares are estimates based on the corresponding expenses of the shares of the Galaxy VIP Columbia Real Estate Equity Fund II for the last fiscal year.

(9)  The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(10) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% for Class A shares and 1.45% for Class B shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 10 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                ------     -------     -------     --------
Class A         $  122     $ 1,665     $ 3,127     $  6,460
-----------------------------------------------------------
Class B         $  148     $ 1,733     $ 3,228     $  6,605

                      LIBERTY EQUITY FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth by investing in companies that the Adviser believes have above-average earnings potential.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities issued by U.S. companies, primarily common stocks and securities that can be converted into common stocks.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

From time to time, the Fund may emphasize particular market sectors, such as financial services, health care and technology, in attempting to achieve its investment goal.

The Fund may sell a security when there is an adverse change in the projected earnings growth of the company issuing the security. A security may also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

THE FUNDS LIBERTY EQUITY FUND, VARIABLE SERIES

The Fund's investments in CONVERTIBLE SECURITIES (securities that can be converted into common stock), such as certain debt securities and preferred stock, make it subject to the usual risks associated with fixed income investments, such as INTEREST RATE RISK, the risk of a change in the price of a bond when prevailing interest rates increase or decline, and CREDIT RISK, the risk that an issuer cannot meet its payment obligations or that its credit rating will be lowered. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk and equity risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A and Class B shares compare with those of a broad measure of market performance for 1 year, 5 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (11)
[BAR CHART]

 1994     1995     1996     1997     1998     1999     2000     2001     2002
3.47%    26.75%   21.49%   27.74%   23.52%   27.18%   -1.82%   -18.17%  -27.64%

For period shown in bar chart:
Best quarter:  4th quarter 1998, +147.59%
Worst quarter:  3rd quarter 2002, -54.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (11)

                                                  LIFE OF THE
                           1 YEAR     5 YEARS        FUND
Class A (%)                -27.64       -1.80        6.85
---------------------------------------------------------
Class B (%)                -27.64       -1.80        6.85
---------------------------------------------------------
S&P 500 Index (%)          -22.09       -0.58       10.82(12)

(11) The returns shown include the returns of shares of the Galaxy VIP Equity Fund, the predecessor to the Fund, for periods prior to the date of this prospectus. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and Class B shares. If differences in expenses had been reflected, the returns shown for Class B shares would have been lower. Class B shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities. Shares of the predecessor fund were initially offered on January 11, 1993.

(12) Performance information is from January 10, 1993.

THE FUNDS LIBERTY EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                 CLASS A              CLASS B(13)
--------------------------------------------------------------------------------
Management fee (14) (%)                            0.84                  0.84
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)           0.00                  0.25
--------------------------------------------------------------------------------
Other expenses (%)                                 0.25                  0.25
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)           1.09                  1.34
--------------------------------------------------------------------------------
Waiver/reimbursement (15) (%)                      0.03                  0.03
--------------------------------------------------------------------------------
Net expenses (15) (%)                              1.06                  1.31
--------------------------------------------------------------------------------

(13) Expenses shown for Class B shares are estimates based on the corresponding expenses of the shares of the Galaxy VIP Equity Fund for the last fiscal year.

(14) The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(15) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.06% for Class A shares and 1.31% for Class B shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 15 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                ------     -------     -------     --------
Class A         $  108     $   344     $   598     $  1,326
-----------------------------------------------------------
Class B         $  133     $   422     $   731     $  1,610

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA"), merged with and into the Adviser (which previously had been known as Columbia Management Company). Prior to April 1, 2003, FIA was the investment adviser to the Equity Fund. As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Funds under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Funds. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, the Funds paid the Adviser (or FIA, as applicable) aggregate advisory fees at the following annual rates as a percentage of average daily net assets:

Columbia High Yield Fund, Variable Series                 0.69%
Columbia Real Estate Equity Fund, Variable Series         0.84%
Liberty Equity Fund, Variable Series                      0.84%

PORTFOLIO MANAGERS

JEFFREY L. RIPPEY, CFA, a Vice President of the Adviser, is a co-manager of the Columbia High Yield Fund. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, since it began operations in March, 1998. Mr. Rippey, along with Mr. Havnaer, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Rippey has been with the Adviser and its predecessors since 1981.

KURT M. HAVNAER, CFA, a Vice President of the Adviser, is a co-manager of the Columbia High Yield Fund. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, since September, 2000. Mr. Havnaer, along with Mr. Rippey, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Prior to joining the Adviser in 1996, Mr. Havnaer worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Company.

DAVID W. JELLISON, CFA, a Senior Vice President of the Adviser, is the portfolio manager for the Columbia Real Estate Fund. Mr. Jellison is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jellison managed the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Columbia Real Estate Fund, since it began operations in March, 1998. Prior to joining the Adviser in 1992, Mr. Jellison was a Senior Research Associate for RCM Capital Management.

ROBERT G. ARMKNECHT, CFA, a Vice President of the Adviser, is the portfolio manager for the Equity Fund. Mr. Armknecht managed the Galaxy VIP Equity Fund, the predecessor to the Equity Fund, since July, 1998. He is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988.

TRUST MANAGEMENT ORGANIZATIONS

RULE 12b-1 PLAN

The Funds have adopted a plan under Rule 12b-1 that permits them to pay LFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% of average daily net assets for Class B shares. Distribution fees are paid out of the assets attributable to the Class B shares.

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

MIXED AND SHARED FUNDING

As described above, the Funds serve as the funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may, from time to time, become funding vehicles for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds-Principal Investment Strategies" and "The Funds-Principal Investment Risks." In seeking to meet their investment goals, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by a Fund's shareholders is not required to change a Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

(All Funds) A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

(All Funds) Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent a Fund from achieving its investment goal and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years (or period if a Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Performance and expense information shown has not been adjusted to reflect distribution (12b-1) fees applicable to Class B shares. If such fees had been reflected, the performance shown would have been lower and the expenses shown would have been higher. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated December 31, 2002. The information for the fiscal year or periods ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES (a)

                                                                                                              Period Ended
                                                                          Year Ended December 31,             December 31,
                                                                   2002        2001        2000       1999      1998 (b)
Net Asset Value, Beginning of Period ($)                           9.29        9.35        9.70       10.36      10.00
                                                                   ----        ----        ----       -----      -----
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (c) (d)                                    0.59        0.64        0.69        0.70       0.49
  Net realized and unrealized gain (loss) on
  investments (d)                                                 (0.35)      (0.07)      (0.35)      (0.65)      0.45
                                                                   ----        ----        ----       -----      -----
  Total from Investment Operations                                 0.24        0.57        0.34        0.05       0.94
                                                                   ----        ----        ----       -----      -----
LESS DISTRIBUTIONS ($):
  Distributions from net investment income                        (0.57)      (0.63)      (0.69)      (0.70)     (0.49)
  Distributions from net realized capital gains                      --          --          --       (0.01)     (0.09)
                                                                   ----        ----        ----       -----      -----
  Total Distributions                                             (0.57)      (0.63)      (0.69)      (0.71)     (0.58)
                                                                   ----        ----        ----       -----      -----
Net increase (decrease) in net asset value                        (0.33)      (0.06)      (0.35)      (0.66)      0.36
                                                                   ----        ----        ----       -----      -----
Net Asset Value, End of Period                                     8.96        9.29        9.35        9.70      10.36
                                                                   ====        ====        ====       =====      =====
Total Return (%)                                                   2.74        6.18        3.66        0.56       9.61(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                              2,197       2,421       2,188       2,403      2,454
Ratios to average net assets (%):
  Net investment income including reimbursement/waiver (d)         6.46        6.89        7.29        7.00      6.18 (f)
  Operating expenses including reimbursement/waiver                1.68        1.60        1.60        1.60      1.60 (f)
  Operating expenses excluding reimbursement/waiver                3.36        3.23        3.18        2.89      4.25 (f)
Portfolio Turnover Rate (%)                                          49          54          46          35        89 (e)

(a) The information shown in this table relates to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund.

(b) The Galaxy VIP Columbia High Yield Fund II commenced operations on March 3, 1998.

(c) Net investment income per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $0.43, $0.47, $0.54, $0.57 and $0.28, respectively.

(d) The Galaxy VIP Columbia High Yield Fund II adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $0.01, $(0.01), and 0.25%, respectively.

(e)  Not annualized.

(f)  Annualized.

FINANCIAL HIGHLIGHTS

COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES (a)

                                                                                                               Period Ended
                                                                          Year Ended December 31,              December 31,
                                                                  2002         2001       2000        1999       1998 (b)
Net Asset Value, Beginning of Period ($)                          10.11        9.96        8.08        8.78       10.00
                                                                  -----       -----       -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)                                       0.40        0.38        0.41        0.38        0.28
   Net realized and unrealized gain (loss) on investments         (0.14)       0.07        1.86       (0.74)      (1.24)
                                                                  -----       -----       -----       -----       -----
   Total from Investment Operations                                0.26        0.45        2.27       (0.36)      (0.96)
                                                                  -----       -----       -----       ----        -----
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.32)      (0.30)      (0.38)      (0.34)      (0.26)
   Distributions in excess of net investment income                  --          --       (0.01)         --          --
                                                                  -----       -----       -----       -----       -----
   Distributions from net realized capital gains                  (0.41)         --          --          --          --
   Total Distributions                                            (0.73)      (0.30)      (0.39)      (0.34)      (0.26)
                                                                  -----       -----       -----       -----       -----
Net increase (decrease) in net asset value                        (0.47)       0.15        1.88       (0.70)      (1.22)
                                                                  -----       -----       -----       -----       -----
Net Asset Value, End of Period (%)                                 9.64       10.11        9.96        8.08        8.78
                                                                  =====       =====       =====       =====       =====
Total Return (%)                                                   2.57        4.68       28.57       (4.13)      (9.57)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                                979       1,112       1,092         983         784
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver            3.68        3.81        4.39        4.84        4.62(e)
   Operating expenses including reimbursement/waiver               1.78        1.70        1.70        1.70        1.70(e)
   Operating expenses excluding reimbursement/waiver               7.63        5.99        5.76        5.91       10.49(e)
Portfolio Turnover Rate (%)                                          98          54          41          33           3(d)

(a) The information shown in this table relates to shares of the Galaxy VIP Real Estate Equity Fund II, the predecessor to the Columbia Real Estate Fund.

(b)  The Fund commenced operations on March 3, 1998.

(c) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $(0.24), $(0.05), $0.03, $0.05, and $(0.26), respectively.

(d)  Not annualized.

(e)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY EQUITY FUND, VARIABLE SERIES (a)

                                                                                  Year Ended December 31,
                                                                  2002        2001       2000        1999         1998
Net Asset Value, Beginning of Period ($)                          16.02       19.81       22.21       19.20       19.68
                                                                 ------      ------     -------     -------      ------
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (loss) (b)                                0.03       -- (c)      (0.02)      (0.02)       0.13
   Net realized and unrealized gain (loss) on investments         (4.46)      (3.58)      (0.37)       5.05        4.25
                                                                 ------      ------     -------     -------      ------
   Total from Investment Operations                               (4.43)      (3.58)      (0.39)       5.03        4.38
                                                                 ------      ------     -------     -------      ------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.03)         --          --          --       (0.13)
   Distributions from net realized capital gains                     --       (0.21)      (2.01)      (2.02)      (4.73)
                                                                 ------      ------     -------     -------      ------
   Total Distributions                                            (0.03)      (0.21)      (2.01)      (2.02)      (4.86)
                                                                 ------      ------     -------     -------      ------
Net increase (decrease) in net asset value                        (4.46)      (3.79)      (2.40)       3.01       (0.48)
                                                                 ------      ------     -------     -------      ------
Net Asset Value, End of Period ($)                                11.56       16.02       19.81       22.21       19.20
                                                                 ======      ======     =======     =======      ======
Total Return (%)                                                 (27.64)     (18.17)      (1.82)      27.18       23.52
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                             43,603      79,813     120,712     119,799      92,620
Ratios to average net assets (%):
   Net investment income (loss) including
      reimbursement/waiver                                         0.18        0.00       (0.11)      (0.11)       0.61
   Operating expenses including reimbursement/waiver               1.09        1.02        0.98        0.96        1.05
   Operating expenses excluding reimbursement/waiver               1.09        1.02        0.98        0.96        1.05
Portfolio Turnover Rate (%)                                          35          51          54          60          75

(a) The information shown in this table relates to shares of the Galaxy VIP Equity Fund, the predecessor to the Equity Fund.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 was $0.03, $0.00, $(0.02),
     $(0.02), and $0.13, respectively.

(c)  Amount is less than $0.005.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Columbia High Yield Fund will be declared daily and distributed monthly. Income dividends for the Columbia Real Estate Fund and the Equity Fund will be declared and distributed quarterly. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code. Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Columbia High Yield Fund, Variable Series
Columbia Real Estate Equity Fund, Variable Series
Liberty Equity Fund, Variable Series

                                     [LIBERTYFUNDS LOGO]

                                     A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                     (C) 2002 Liberty Funds Distributor, Inc.
                                     A Member of Columbia Management Group
                                     One Financial Center, Boston, MA 02111-2621
                                     800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111

                    Columbia High Yield Fund, Variable Series
                Columbia Real Estate Equity Fund, Variable Series
                      Liberty Equity Fund, Variable Series

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 14, 2003

         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectus, dated April 14, 2003, and any supplements thereto, which may be obtained at no charge by calling Liberty Funds Distributor, Inc. ("LFD") at (800) 426-3750, or by contacting the applicable Participating Insurance Company (as defined in the Prospectus), or the broker-dealers offering certain variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies") issued by the Participating Insurance Company.

                                TABLE OF CONTENTS

ITEM                                                                               PAGE
ORGANIZATION AND HISTORY........................................................     1

INVESTMENT MANAGEMENT AND OTHER SERVICES........................................     1

         General................................................................     1

         Trust Charges and Expenses.............................................     2

         Principal Underwriter..................................................     4

         Code of Ethics.........................................................     5

INVESTMENT RESTRICTIONS.........................................................     5

         Columbia High Yield Fund, Variable Series..............................     6

         Columbia Real Estate Equity Fund, Variable Series......................     7

         Liberty Equity Fund, Variable Series...................................     9

MORE FACTS ABOUT THE TRUST......................................................    11

         Organization...........................................................    11

         Trustees and Officers..................................................    12

         Trustee Positions......................................................    18

         Approving the Investment Advisory Contract.............................    18

         Compensation of Trustees...............................................    20

         Principal Holders of Securities........................................    22

         Custodian..............................................................    23

OTHER CONSIDERATIONS............................................................    24

         Portfolio Turnover.....................................................    24

         Suspension of Redemptions..............................................    24

         Valuation of Securities................................................    24

         Portfolio Transactions.................................................    25

DESCRIPTION OF CERTAIN INVESTMENTS..............................................    27

INVESTMENT PERFORMANCE..........................................................    45

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS...................................    46

                            ORGANIZATION AND HISTORY

         Liberty Variable Investment Trust (the "Trust"), a business trust organized under the Laws of Massachusetts in 1993, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust is permitted to offer separate series and different classes of shares. The Trust currently offers two separate classes of shares, Class A shares and Class B shares. Class B shares differ from Class A shares solely in that Class B shares have a fee pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended ("1940 Act"), which is used for certain shareholder services and distribution expenses. Sales of shares of each class are made without a sales charge at each Fund's per share net asset value.

         The Trust currently offers eleven funds. The Trust may add or delete funds and/or classes of shares from time to time. The Trust commenced operations on July 1, 1993. The Columbia High Yield Fund, Variable Series (the "High Yield Fund" or "Fund"), the Columbia Real Estate Equity Fund, Variable Series (the "Real Estate Equity Fund" or "Fund") and the Liberty Equity Fund, Variable Series ("Equity Fund" or "Fund") are a diversified series of the Trust, each representing the entire interest in a separate series of the Trust.

         Effective November 15, 1997, the Trust changed its name from "Keyport Variable Investment Trust" to its current name.

         The High Yield Fund, the Real Estate Equity Fund and the Equity Fund are the successors to the Galaxy VIP High Yield Fund II, the Galaxy VIP Columbia Real Estate Equity Fund II and the Galaxy VIP Equity Fund, respectively (each a "Predecessor Fund"), each a series of The Galaxy VIP Fund (the "Predecessor Trust"), a Massachusetts business trust organized on May 27, 1992. On April 14, 2003, each of the Predecessor Funds was reorganized as a separate series of the Trust. Class A shares of the Funds were issued in exchange for shares of the Predecessor Funds. The Predecessor Funds to the High Yield Fund and the Real Estate Equity Fund commenced operations on March 3, 1998. The Predecessor Fund to the Equity Fund commenced operations on January 11, 1993.

         The Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described in the Prospectus under "MIXED AND SHARED FUNDING."

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

GENERAL

         Columbia Management Advisers, Inc. Columbia Management Advisers, Inc. (the "Adviser"), formerly known as Columbia Management Company, serves as the investment adviser to the Funds pursuant to investment advisory agreements between the Trust, on behalf of these Funds, and the Adviser (the "Management Agreements"). The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston.

         Columbia owns all of the outstanding common stock of the Adviser. The Adviser's address is 100 Federal Street, Boston, Massachusetts 02110. The directors and the principal executive officer of the Adviser are: Keith T. Banks (principal executive officer and director), Joseph R. Palombo and Roger Sayler.

         Prior to April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), 100 Federal Street, Boston, Massachusetts 02110, was the investment adviser to the predecessor of the Equity Fund. On April 1, 2003, FIA and certain other investment advisory entities affiliated with the Adviser were merged with and into the Adviser.

         The Management Agreements provide that the Adviser, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser, in the performance of its respective duties or from reckless disregard by the Adviser of its respective obligations and duties thereunder.

TRUST CHARGES AND EXPENSES

         The Predecessor Funds to each of the Equity Fund, High Yield Fund and Real Estate Equity Fund commenced operations on January 11, 1993, March 3, 1998 and March 3, 1998, respectively. Class A and Class B shares of the Equity Fund, High Yield Fund and Real Estate Equity Fund commenced investment operations on April 14, 2003.

         MANAGEMENT FEES. The Predecessor Fund to each Fund listed below paid management fees to the Adviser (or, in the case of the Equity Fund's predecessor, to FIA) as follows during each year in the three-year period ended December 31, 2002:

                                 2002             2001              2000
                               --------         --------          --------
High Yield Fund:               $ 14,229         $ 13,707          $ 13,920
Real Estate Equity Fund:       $  8,446         $  8,112          $  7,764
Equity Fund:                   $451,110         $697,948          $950,479

         CERTAIN ADMINISTRATIVE EXPENSES. Prior to July 1, 2002, the Predecessor Trust paid PFPC Inc. ("PFPC") or an affiliate thereof a fee for statistical and research data, clerical, accounting and bookkeeping services, internal auditing services, computation of net asset value and net income, preparation of annual and semi-annual reports to the Securities Exchange Commission, federal and state tax returns, and filings with state securities commissions. The Predecessor Trust paid PFPC a monthly fee at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of all funds that were series of the Predecessor Trust, plus 0.078% of the next $1.5 billion of the combined average daily net assets, plus 0.073% of the combined average daily net assets in excess of $2.5 billion. For the fiscal year ended December 31, 2001, the Predecessor Funds paid PFPC fees at the annual rate of 0.085% of each Predecessor Fund's average daily net assets. The minimum aggregate annual fee payable to PFPC for administration services was $100,000. In addition, PFPC received a separate annual fee from each Predecessor Fund for certain fund accounting services and was paid by each Predecessor Fund for custody services provided by the Predecessor Funds' custodian.

         During each year in the three-year period ended December 31, 2002, PFPC received the following administrative fees (including pricing and bookkeeping fees, but excluding custody and transfer agency services) from the Predecessor Funds to each Fund listed below:

                                     2002*            2001             2000
                                    -------         --------         --------
Equity Fund:                        $49,801         $117,558         $146,732
High Yield Fund:                    $16,510         $ 31,635         $ 33,065
Real Estate Equity Fund:            $13,714         $ 27,663         $ 27,389

* Represents payments to PFPC until July 1, 2002.

         Effective July 1, 2002, FIA began serving as the administrator for the Predecessor Funds. Pursuant to its Agreement with the Predecessor Trust, FIA (i) provided substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC, and (ii) received the same fees for providing such services as those that PFPC was entitled to receive.

Effective July 1, 2002, PFPC began serving as sub-administrator to the Predecessor Funds pursuant to an Agreement with FIA.

         For the period July 1, 2002 to December 31, 2002, FIA received the following fees for administrative services from the Predecessor Funds to each Fund listed below:

Equity Fund:                       $20,576
High Yield Fund:                   $   972
Real Estate Equity Fund:           $   453

         Effective April 14, 2003, the Adviser will serve as the administrator for the Funds, pursuant to an agreement between the Adviser and the Trust, on behalf of the Funds.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("Colonial"), formerly an affiliate of the Adviser, located at One Financial Center, Boston, MA 02111, provided the Predecessor Funds with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement, Colonial was responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with the Predecessor Trust. PFPC agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with Colonial. Under its pricing and bookkeeping agreement with the Predecessor Funds, Colonial received from each Predecessor Fund an annual fee based on the average net assets of each Predecessor Fund as follows:

              Assets                              Fee
------------------------------------           --------
Net assets under $50 million                   $ 25,000
Net assets of $50 million but less
   than $200 million                           $ 35,000
Net assets of $200 million but less
   than $500 million                           $ 50,000
Net assets of $500 million but less
   than $1 billion                             $ 85,000
Net assets in excess of $1 billion             $125,000

The annual fees for a Predecessor Fund with more than 25% in non-domestic assets was 150% of the annual fees described above.

         For the period July 1, 2002 to December 31, 2002, Colonial received the following fees for pricing and bookkeeping services from the Predecessor Funds to each Fund listed below:

Equity Fund:                       $15,960
High Yield Fund:                   $16,226
Real Estate Equity Fund:           $13,489

         Effective April 14, 2003, the Adviser will be responsible for providing pricing and bookkeeping services to the Funds, for the same fees that Colonial received from the Predecessor Funds. Also effective April 14, 2003, the Adviser will enter into a separate agreement ("Outsourcing Agreement"), under which the Adviser will delegate certain pricing and bookkeeping functions to State Street Bank and Trust Company ("State Street"). The Adviser will pay fees to State Street under the Outsourcing Agreement.

         Prior to July 22, 2002, PFPC served as the Predecessor Funds' transfer agent and dividend disbursing agent. Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of the Adviser, located at One Financial Center, Boston, MA 02111, began serving as the Predecessor Funds', and now serves as the Funds', transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent

Agreement with the Predecessor Trust and with the Trust, LFS is responsible for providing substantially the same types of services as those that were previously provided by PFPC to the Predecessor Funds. Each Fund pays LFS according to the following fee schedule: (i) $14.00 annual per open account fee; (ii) $14.00 annual per closed account fee; and (iii) $ 5.00 new account set-up fee. The annual minimum charge for each Fund shall be $5,000.

         For the period July 22, 2002 to December 31, 2002, LFS received the following fees from the Predecessor Funds to each Fund listed below:

Equity Fund:                     $2,521
High Yield Fund:                 $2,521
Real Estate Equity Fund:         $2,521

         During each year in the three-year period ended December 31, 2002, PFPC received the following fees for transfer agency services from the Predecessor Funds to each Fund listed below:

                                    2002             2001             2000
                                   ------           ------           ------
Equity Fund:                       $5,000           $5,000           $1,167
High Yield Fund:                   $5,000           $5,000           $1,167
Real Estate Equity Fund:           $5,000           $5,000           $1,167

         12b-1 FEES. The Predecessor Funds did not incur 12b-1 fees.

         EXPENSE LIMITATIONS. Columbia, the Adviser and certain of their affiliates have voluntarily agreed to waive certain expenses so that total annual fund operating expenses incurred by each of the following Funds do not exceed the following percentages of average daily net asset value per annum:

                                   Class A          Class B
                                   -------          -------
Equity Fund:                        1.06%            1.31%
High Yield Fund:                    0.89%            0.95%
Real Estate Equity Fund:            1.20%            1.45%

Columbia has undertaken to continue the foregoing waivers until April 14, 2004, after which these arrangements may be modified or terminated at any time.

         FEES OR EXPENSES REIMBURSED BY THE ADVISER WITH RESPECT TO THE PREDECESSOR FUNDS TO THE FUNDS LISTED BELOW

                                    2002              2001               2000
                                   -------          -------            -------
High Yield Fund:                   $39,765          $37,202            $36,477
Real Estate Equity Fund:           $65,878          $46,428            $42,044

         SALES-RELATED EXPENSES. Sales-related expenses of LFD relating to Class B shares of the Equity Fund, High Yield Fund and Real Estate Equity Fund are not provided because the Predecessor Funds did not offer Class B shares.

PRINCIPAL UNDERWRITER

         LFD, located at One Financial Center, Boston, MA 02111, serves as the principal underwriter to the Funds. LFD is a direct wholly owned subsidiary of the Adviser. LFD conducts a continuous offering and is not obligated to sell a specific number of shares of any Fund.

         The Trustees have approved a Distribution Plan and Agreement ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Funds. Under the Plan, the Funds pay LFD a monthly distribution fee at the aggregate annual rate of up to 0.25% of each Fund's Class B share's average daily net assets. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms and for certain other purposes. Since the distribution fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

         The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of fund shares.

         The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund's shares, on 60 days' written notice to LFD. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

CODE OF ETHICS

         The Funds, the Adviser and LFD have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. This Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds. This Code of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. This Code is also available on the EDGAR Database on the SEC's Internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

                             INVESTMENT RESTRICTIONS

         The investment restrictions specified below with respect to each Fund as "FUNDAMENTAL INVESTMENT POLICIES" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectus and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

         Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the 1940 Act, the issuer with respect to a security is the entity whose revenues support the security.

HIGH YIELD FUND

         FUNDAMENTAL INVESTMENT POLICIES.  The High Yield Fund may not:

         1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

         2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous by the Adviser) and then in amounts not in excess of 33% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 33% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33% of the value of the Fund's total assets at the time of such borrowing; provided, however, that mortgage dollar rolls entered into by the Fund that are not accounted for as financings shall not constitute borrowings. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by more than the proportionate decline in value suffered by the Fund's securities.

         3. Invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

         4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer (the "5% Limitation"), except that up to 25% of the value of the total assets of the Fund may be invested without regard to such 5% Limitation. With respect to the above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

         5. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

         6. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

         7. Act as an underwriter within the meaning of the 1933 Act, except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities, and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         8. Purchase or sell real estate, except that the Fund may purchase securities which are secured by real estate and securities of issuers which deal in real estate or interests therein, and may purchase or sell interests in real estate limited partnerships.

         9. Purchase or sell commodities or commodity contracts, or invest in oil, gas or other mineral exploration or development programs or mineral leases; provided, however, that the Fund may enter into futures contracts and options on futures contracts.

         10. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that
                  (i) the Fund may write covered call options with respect to their portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such options, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and (ii) the Fund may purchase put and call options and sell or write secured put options to the extent permitted by its investment objectives and policies.

         11. Invest in companies for the purpose of exercising management or control.

         12. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Fund may acquire such securities in accordance with the 1940 Act.

REAL ESTATE EQUITY FUND

         FUNDAMENTAL INVESTMENT POLICIES.  The Real Estate Equity Fund may not:

         1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

         2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous by the Adviser) and then in amounts not in excess of 33% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 33% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33% of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by more than the proportionate decline in value suffered by the Fund's securities.

         3. Invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

         4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer (the "5% Limitation"), except that up to 25% of the value of the total assets of the Fund may be invested without regard to such 5% Limitation. With respect to the above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

         5. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry); and further provided that the Fund will invest at least 80% of its net assets in the equity securities of companies principally engaged in the real estate industry.

         6. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

         7. Act as an underwriter within the meaning of the 1933 Act, except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities, and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         8. Purchase or sell real estate, except that the Fund may purchase securities which are secured by real estate and securities of issuers which deal in real estate or interests therein, and may purchase or sell interests in real estate limited partnerships.

         9. Purchase or sell commodities or commodity contracts, or invest in oil, gas or other mineral exploration or development programs or mineral leases; provided, however, that (i) the Fund may enter into futures contracts and options on futures contracts; and (ii) the Fund may enter into forward currency contracts and foreign currency futures contracts and related options to the extent permitted by their respective investment objectives and policies.

         10. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that
                  (i) the Fund may write covered call options with respect to their portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such options, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and (ii) the Fund may purchase put and call options and sell or write secured put options to the extent permitted by its investment objectives and policies.

         11. Invest in companies for the purpose of exercising management or control.

         12. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Fund may acquire such securities in accordance with the 1940 Act.

EQUITY FUND

         FUNDAMENTAL INVESTMENT POLICIES.  The Equity Fund may not:

         1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

         2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous by the Adviser) and then in amounts not in excess of 33% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 33% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33% of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by more than the proportionate decline in value suffered by the Fund's securities.

         3. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

         4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer (the "5% Limitation"), except that up to 25% of the value of the total assets of the Fund may be invested without regard to such 5% Limitation. With respect to the above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

         5. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

         6. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

         7. Act as an underwriter within the meaning of the Securities Act of 1933, as amended, (the "1933 Act"), except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities, and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         8. Purchase or sell real estate, except that the Fund may purchase securities which are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

         9. Purchase or sell commodities or commodity contracts, or invest in oil, gas or other mineral exploration or development programs or mineral leases.

         10. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that
                  (i) the Fund may write covered call options with respect to their portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such options, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and (ii) the Fund may purchase put and call options to the extent permitted by its investment objectives and policies.

         11. Invest in companies for the purpose of exercising management or control.

         12. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Fund may acquire such securities in accordance with the 1940 Act.

         In addition to the above limitations, the Equity Fund may:

         13. Purchase securities issued by foreign banks, commercial paper issued by Canadian issuers and other securities of Canadian companies in accordance with its investment objective and policies.

         14. Invest up to 20% of its total assets in American Depositary Receipts, European Depositary Receipts and Continental Depositary Receipts.

         In addition to the restrictions set forth above, each Fund may be subject to investment restrictions imposed under state insurance laws and regulations. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of its shareholders, with the requirements as so modified.

         If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of the limitation.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the limitations on purchases of illiquid instruments described above, Rule 144A securities will not be considered to be illiquid if the Adviser has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                           MORE FACTS ABOUT THE TRUST

ORGANIZATION

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental investment policies.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, the Adviser, and, in certain cases, the general account of SunLife Insurance Company ("SunLife"). However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

TRUSTEES AND OFFICERS

         The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.

                                        Position     Year First
                                          with       Elected or
Name, Address                           Liberty     Appointed to               Principal Occupation(s)
   and Age                               Funds        Office(1)                During Past Five Years
   -------                              -------     ------------               ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)              Trustee         1996       Executive Vice President - Strategy of United
P.O. Box 66100                                                     Airlines (airline) since December, 2002
Chicago, IL 60666                                                  (formerly President of UAL Loyalty Services and
                                                                   Executive Vice President of United Airlines from
                                                                   September, 2001 to December, 2002; Executive
                                                                   Vice President from July, 1999 to September,
                                                                   2001); Chief Financial Officer of United Airlines
                                                                   since July, 1999; Senior Vice President and
                                                                   Chief Financial Officer of UAL, Inc. prior thereto.

Janet Langford Kelly (Age 45)           Trustee         1996       Executive Vice President-Corporate Development
One Kellogg Square                                                 and Administration, General Counsel and
Battle Creek, MI 49016                                             Secretary, Kellogg Company (food manufacturer),
                                                                   since September, 1999; Senior Vice President,
                                                                   Secretary and General Counsel, Sara Lee Corporation
                                                                   (branded, packaged, consumer-products manufacturer)
                                                                   prior thereto.

Richard W. Lowry (Age 66)               Trustee         1995       Private Investor since August, 1987 (formerly
10701 Charleston Drive                                             Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                               Plywood Corporation (building products
                                                                   manufacturer)).

Salvatore Macera (Age 71)(4)            Trustee         1998       Private Investor since 1981 (formerly Executive
26 Little Neck Lane                                                Vice President and Director of Itek Corporation
New Seabury, MA  02649                                             (electronics) from 1975 to 1981).

                                           Number of
                                         Portfolios in
                                          Fund Complex
    Name, Address                         Overseen by
       and Age                              Trustee                 Other Directorships Held
----------------------                   -------------              ------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 47)                      92                             None
P.O. Box 66100
Chicago, IL 60666

Janet Langford Kelly (Age 45)                   92                             None
One Kellogg Square
Battle Creek, MI 49016

Richard W. Lowry (Age 66)                       94(3)                          None
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera (Age 71)(4)                    92                             None
26 Little Neck Lane
New Seabury, MA  02649

                                        Position     Year First
                                          with       Elected or
Name, Address                           Liberty     Appointed to               Principal Occupation(s)
   and Age                               Funds        Office(1)                During Past Five Years
   -------                              --------    ------------               ----------------------
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 60)              Trustee         1981       Professor of Economics, University of Washington
Department of Economics                                            since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                           Professor of Political Economy, University of
Seattle, WA 98195                                                  Washington since September, 1993; Director,
                                                                   Institute of Economic Research, University of
                                                                   Washington since September, 2001; Adjunct
                                                                   Professor of Statistics, University of Washington
                                                                   since September, 1980; Associate Editor, Journal of
                                                                   Money, Credit and Banking since September, 1993;
                                                                   Trustee, Columbia Funds since July, 2002; consultant
                                                                   on econometric and statistical matters.

John J. Neuhauser (Age 59)              Trustee         1985       Academic Vice President and Dean of Faculties
84 College Road                                                    since August, 1999, Boston College (formerly
Chestnut Hill, MA 02467-3838                                       Dean, Boston College School of Management from
                                                                   September, 1977 to September, 1999).

Thomas E. Stitzel (Age 67)              Trustee         1998       Business Consultant since 1999 (formerly
2208 Tawny Woods Place                                             Professor of Finance from 1975 to 1999 and Dean
Boise, ID  83706                                                   from 1977 to 1991, College of Business, Boise
                                                                   State University); Chartered Financial Analyst.

Thomas C. Theobald (Age 65)             Trustee         1996       Managing Director, William Blair Capital
27 West Monroe Street                                              Partners (private equity investing) since
Suite 3500                                                         September, 1994 (formerly Chief Executive
Chicago, IL 60606                                                  Officer and Chairman of the Board of Directors,
                                                                   Continental Bank Corporation).

                                 Number of
                               Portfolios in
                                Fund Complex
Name, Address                   Overseen by
   and Age                        Trustee        Other Directorships Held
   -------                     -------------     ------------------------
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 60)           107(2)                None
Department of Economics
University of Washington
Seattle, WA 98195

John J. Neuhauser (Age 59)            94(3)       Saucony, Inc. (athletic
84 College Road                                   footwear); SkillSoft
Chestnut Hill, MA 02467-3838                      Corp. (E-Learning).

Thomas E. Stitzel (Age 67)            92                   None
2208 Tawny Woods Place
Boise, ID  83706

Thomas C. Theobald (Age 65)           92          Xerox Corporation
27 West Monroe Street                             (business products and
Suite 3500                                        services), Anixter
Chicago, IL 60606                                 International (network
                                                  support equipment
                                                  distributor), Jones Lang
                                                  LaSalle (real estate
                                                  management services) and
                                                  MONY Group (life
                                                  insurance).



                                        Position     Year First
                                          with       Elected or
Name, Address                           Liberty     Appointed to               Principal Occupation(s)
   and Age                               Funds        Office(1)                During Past Five Years
   -------                              --------    ------------               ----------------------
DISINTERESTED TRUSTEES

Anne-Lee Verville (Age 57)              Trustee         1998       Author and speaker on educational systems needs
359 Stickney Hill Road                                             (formerly General Manager, Global Education
Hopkinton, NH  03229                                               Industry from 1994 to 1997, and President,
                                                                   Applications Solutions Division from 1991 to
                                                                   1994, IBM Corporation (global education and
                                                                   global applications)).


                                Number of
                              Portfolios in
                               Fund Complex
Name, Address                  Overseen by
   and Age                       Trustee        Other Directorships Held
   -------                    -------------     ------------------------
DISINTERESTED TRUSTEES

Anne-Lee Verville (Age 57)           92          Chairman of the Board of
359 Stickney Hill Road                           Directors, Enesco Group,
Hopkinton, NH  03229                             Inc. (designer, importer
                                                 and distributor of
                                                 giftware and
                                                 collectibles).

INTERESTED TRUSTEES
William E. Mayer* (Age 62)             Trustee          1994       Managing Partner, Park Avenue Equity Partners
399 Park Avenue                                                    (private equity) since February, 1999 (formerly
Suite 3204                                                         Founding Partner, Development Capital LLC from
New York, NY 10022                                                 November 1996 to February, 1999; Dean and
                                                                   Professor, College of Business and Management,
                                                                   University of Maryland from October, 1992 to
                                                                   November, 1996).

Joseph R. Palombo* (Age 50)            Trustee,         2000       Chief Operating Officer of Columbia Management
One Financial Center                   Chairman                    Group, Inc. since November, 2001 and Chief
Boston, MA 02111                       of the                      Operating Office of the Adviser since August,
                                       Board and                   2002; formerly Chief Operations Officer of Mutual
                                       President                   Funds, Liberty Financial Companies, Inc. from
                                                                   August, 2000 to November, 2001; Executive Vice
                                                                   President of Stein Roe from April, 1999 to April,
                                                                   2003; Director of Colonial from April, 1999 to April,
                                                                   2003; Director of Stein Roe from September, 2000 to
                                                                   April, 2003; President of Liberty Funds since February,
                                                                   2003; Manager of Stein Roe Floating Rate Limited
                                                                   Liability Company since October, 2000 (formerly Vice
                                                                   President of the Liberty Funds from April, 1999 to
                                                                   August, 2000; Chief Operating Officer and Chief
                                                                   Compliance Officer, Putnam Mutual Funds from
                                                                   December, 1993 to March, 1999).

INTERESTED TRUSTEES
William E. Mayer* (Age 62)       94(3)              Lee Enterprises (print
399 Park Avenue                                     and on-line media),
Suite 3204                                          WR Hambrecht + Co.
New York, NY 10022                                  (financial service
                                                    provider) and Systech
                                                    Retail Systems (retail
                                                    industry technology
                                                    provider); First Health
                                                    (healthcare)

Joseph R. Palombo* (Age 50)      92                         None
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of trustees of each of the Liberty funds and Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty funds board or the former Stein Roe funds board.

(2) In addition to serving as a disinterested trustee of the Liberty Funds, Mr. Nelson serves as a disinterested director of the Columbia Funds, which are advised by the Adviser, consisting of 15 funds.

(3) In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Adviser.

(4) Mr. Macera will retire as a Trustee from the Board of Trustees effective June 18, 2003.

* Mr. Mayer is an "interested person" (as defined in the 1940 Act) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Adviser.

                                                                   Year First
                                                                   Elected or
Name, Address                                   Position with     Appointed to                   Principal Occupation(s)
  And Age                                       Liberty Funds        Office                      During Past Five Years
  -------                                       -------------        ------                      ----------------------
OFFICERS
Vicki L. Benjamin (Age 41)                    Chief Accounting        2001        Controller of the Liberty Funds and of the Liberty
One Financial Center                             Officer and                      All-Star Funds since May, 2002; Chief Accounting
Boston, MA 02111                                 Controller                       Officer of the Liberty Funds and of the Liberty
                                                                                  All-Star Funds since June, 2001; Vice President of
                                                                                  LFG since April, 2001; Controller and Chief
                                                                                  Accounting Officer of the Galaxy Funds since
                                                                                  September, 2002 (formerly Vice President,
                                                                                  Corporate Audit, State Street Bank and Trust
                                                                                  Company from May, 1998 to April, 2001; Audit
                                                                                  Manager from July, 1994 to June, 1997; Senior
                                                                                  Audit Manager from July, 1997 to May, 1998,
                                                                                  Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 38)                     Treasurer           2000        Treasurer of the Liberty Funds and of the Liberty
One Financial Center                                                              All-Star Funds since December, 2000 (formerly
Boston, MA 02111                                                                  Controller of the Liberty Funds and of the Liberty
                                                                                  All-Star Funds from February, 1998 to October,
                                                                                  2000); Treasurer of the Stein Roe Funds since
                                                                                  February, 2001 (formerly Controller from May, 2000
                                                                                  to February, 2001); Treasurer of the Galaxy Funds
                                                                                  since September, 2002; Senior Vice President of
                                                                                  LFG since January, 2001 (formerly Vice President
                                                                                  from April, 2000 to January, 2001; Vice President
                                                                                  of Colonial from February, 1998 to October, 2000;
                                                                                  Senior Tax Manager, Coopers & Lybrand, LLP from
                                                                                  April, 1996 to January, 1998).

Jean S. Loewenberg (Age 57)                       Secretary           2002        Secretary of the Liberty Funds and of the Liberty
One Financial Center                                                              All-Star Funds since February, 2002; Assistant
Boston, MA 02111                                                                  Secretary of the Galaxy Funds since September,
                                                                                  2002; General Counsel of Columbia since December,
                                                                                  2001; Senior Vice President since November, 1996
                                                                                  and Assistant General Counsel since September,
                                                                                  2002 of Fleet National Bank (formerly Senior Vice
                                                                                  President and Group Senior Counsel of Fleet
                                                                                  National Bank from November, 1996 to September,
                                                                                  2002).

TRUSTEE POSITIONS

         As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any securities of FleetBoston, the Adviser, another investment adviser, sub-adviser or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT

         In determining to approve the Funds' management agreements, the Trustees met with the relevant investment advisory personnel from the Adviser and considered information provided by the Adviser relating to the education, experience and number of investment professionals and other personnel providing services under those agreements. See "Trust Management Organizations" in the Funds' Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Adviser to the Funds were appropriate to fulfill effectively the Adviser's duties under the agreements. The Trustees also considered the business reputation of the Adviser and its financial resources, and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the agreements.

         The Trustees received information concerning the investment philosophy and investment process applied by the Adviser in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectus. In this connection, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to the Adviser's personnel, including research services available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Adviser's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.

         The Trustees considered the scope of the services provided by the Adviser to the Funds under the agreements relative to services provided by third parties to other mutual funds. See "Trust Charges and Expenses" and "Management Arrangements." The Trustees concluded that the scope of the Adviser's services to the Funds was consistent with the Funds' operational requirements, including, in addition to their investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees evaluated the Adviser's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Adviser designed to fulfill the Adviser's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) (see "Code of Ethics"), the procedures by which the Adviser allocates trades among its various investment advisory clients and the record of the Adviser in these matters. The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions."

         The Trustees considered the Adviser's management of non-advisory services provided by persons other than the Adviser by reference, among other things, to the Funds' total expenses and the reputation of the Funds' other service providers. The Trustees also considered information provided by third parties relating to the Funds' investment performance relative to their performance benchmark(s), relative to other similar funds managed by the Adviser and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including the Funds' one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Funds' Prospectus), as well as factors identified by the Adviser as contributing to the Funds' performance. See the Funds' most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Adviser's services was sufficient to merit reapproval of the agreement for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees evaluated the Adviser's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by each Fund directly to the Adviser, but also so-called "fallout benefits" to the Adviser such as reputational value derived from serving as investment Adviser to the Funds and the research services available to the Adviser by reason of brokerage commissions generated by the Funds' turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Funds" in the Funds' Prospectus.

         Based on the foregoing, the Trustees concluded that the fees to be paid the Adviser under the advisory agreements were fair and reasonable, given the scope and quality of the services rendered by the Adviser.

General

         Messrs. Lowry, Mayer and Neuhauser are also Trustees or Directors of the Liberty All-Star Funds.

COMPENSATION OF TRUSTEES

         The Adviser or its affiliates pays the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Adviser. For the fiscal and calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:

                                                                    Aggregate
                                                   Aggregate        Compensation        Aggregate
                                                  Compensation     from the Real       Compensation       Total Compensation
                                 Pension or      from the High     Estate Equity        from the           from the Liberty
                                 Retirement      Yield Fund for     Fund for the       Equity Fund         Fund Complex Paid
                                  Benefits        the Fiscal        Fiscal Year       for the Fiscal      to the Trustees for
                                 Accrued as       Year Ended           Ended            Year Ended         the Calendar Year
                                Part of Fund      December 31,      December 31,       December 31,        Ended December 31,
Trustee                         Expenses (a)       2002 (b)           2002 (b)           2002 (b)             2002 (b)(c)
-------                         ------------       --------           --------           --------             -----------
Douglas A. Hacker                   N/A               $0                 $0                 $0                $   98,000
Janet Langford Kelly                N/A               $0                 $0                 $0                $   97,000
Richard W. Lowry                    N/A               $0                 $0                 $0                $  124,806
Salvatore Macera                    N/A               $0                 $0                 $0                $   98,000
William E. Mayer                    N/A               $0                 $0                 $0                $  127,806
Charles R. Nelson                   N/A               $0                 $0                 $0                $   98,000
John J. Neuhauser                   N/A               $0                 $0                 $0                $  124,972
Joseph R. Palombo (d)               N/A               $0                 $0                 $0                       N/A
Thomas E. Stitzel                   N/A               $0                 $0                 $0                $   98,000
Thomas C. Theobald                  N/A               $0                 $0                 $0                $  102,000
Anne-Lee Verville (e)               N/A               $0                 $0                 $0                $  153,000

(a) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(b) No compensation was paid to the Trustees by the Funds because the Predecessor Funds were not part of the Liberty Fund Complex as of December 31, 2002.

(c) As of December 31, 2002, the Liberty family of funds ("Liberty Funds") consisted of 58 open-end and 11 closed-end management investment company portfolios; the Stein Roe family of funds ("Stein Roe Funds") consisted of 22 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(d) Mr. Palombo does not receive compensation because he is an officer of an affiliate of the Adviser. Because Mr. Palombo is an "interested person" of LAMCO, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of Liberty Financial Companies, Inc. ("LFC") by Fleet National Bank.

(e) During the fiscal and calendar year ended December 31, 2002, Ms. Verville deferred her total compensation of $153,000 pursuant to the deferred compensation plan.

Role of the Board of Trustees

         The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

Audit Committee

         Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened five times.

Governance Committee

         Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment adviser. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. In the fiscal year ended December 31, 2002, the Governance Committee convened two times.

Advisory Fees & Expenses Committee

         Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended December 31, 2002, the Advisory Fees & Expenses Committee convened six times.

Trading Oversight Committee

         Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended December 31, 2002, the Trading Oversight Committee convened two times.

Share Ownership

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Predecessor Funds and (ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.

                                         Dollar Range of          Aggregate Dollar Range of
                                        Equity Securities    Equity Securities Owned in all Funds
                                          Owned in the              Overseen by Trustee in
Name of Trustee                         Predecessor Funds            Liberty Fund Complex
---------------                         -----------------            --------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                             $0                         Over $100,000
Janet Langford Kelly                          $0                         Over $100,000
Richard W. Lowry (a)                          $0                         Over $100,000
Salvatore Macera                              $0                       $50,001-100,000
Charles R. Nelson                             $0                         Over $100,000
John J. Neuhauser (a)                         $0                         Over $100,000
Thomas E. Stitzel                             $0                       $50,001-100,000
Thomas C. Theobald                            $0                         Over $100,000
Anne-Lee Verville                             $0                         Over $100,000

INTERESTED TRUSTEES
William E. Mayer (a)                          $0                       $50,001-100,000
Joseph R. Palombo                             $0                             $1-10,000

(a) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

PRINCIPAL HOLDERS OF SECURITIES

         All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies, by Columbia or by the general account of SunLife. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of SunLife, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with SunLife's general account shares being voted in the proportions determined by instructing owners of SunLife VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and SunLife disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of SunLife, its general account).

         As of March 31, 2003, to the knowledge of the Funds, the officers and Trustees of the Trust did not own any of the outstanding shares of the Predecessor Funds.

         As of record on March 31, 2003, the following Participating Insurance Companies owned of record 5% or more of one or more of each class of the following Funds' then outstanding shares:

EQUITY FUND

American Skandia                        97.01%(*)
One Corporate Drive
P.O. Box 883
Shelton, CT 06484-0883

HIGH YIELD FUND

American Skandia                        62.71%(*)
One Corporate Drive
P.O. Box 883
Shelton, CT 06484-0883

American Express Life Insurance         23.55%
829 AXP Financial Center
Minneapolis, MN 55474

Columbia Management Advisers, Inc.      13.74%
100 Federal Street
Boston, MA 02110

REAL ESTATE EQUITY FUND

American Skandia                        64.97%(*)
One Corporate Drive
P.O. Box 883
Shelton, CT 06484-0883

Columbia Management Advisers, Inc.      30.72%
100 Federal Street
Boston, MA 02110

(*) As of record on March 31, 2003, this Participating Insurance Company owned 25% or more of the then outstanding shares of the Fund indicated and, therefore, may be deemed to "control" the Fund.

CUSTODIAN

         State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is custodian of the securities and cash owned by all of the Funds. The custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust & Clearing Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodian and/or third party subcustodians, including foreign banks and foreign securities depositories.

                              OTHER CONSIDERATIONS

PORTFOLIO TURNOVER

         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectus.

         If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

SUSPENSION OF REDEMPTIONS

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

VALUATION OF SECURITIES

         The assets of the Funds are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Trust's pricing and bookkeeping agent deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

PORTFOLIO TRANSACTIONS

         The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

         The Adviser places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

         Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of the Adviser always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Adviser believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

         Subject to such policy of always seeking best execution, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser, the Funds or other accounts as to which the Adviser exercises investment discretion. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Adviser, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.

         Subject to such policies as the Board of Trustees may determine, the Adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). When placing a brokerage transaction, the Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.

         Certain of the other accounts of the Adviser may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when the Adviser engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, the Adviser will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

         Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Adviser may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.

         The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         For the fiscal years ended December 31, 2002 and 2001, the Predecessor Funds to the Equity Fund, Real Estate Equity Fund and High Yield Fund paid commissions in return for brokerage and research services ("soft dollar commissions") as shown below:

                                                FISCAL YEAR ENDED DECEMBER 31
FUND                                                  2002        2001
----                                                  ----        ----
Equity Fund.................................         $9,380      $15,380
Real Estate Equity Fund ....................         $  109      $    77
High Yield Fund ............................         $    0      $     0

         For the fiscal years ended December 31, 2002, 2001 and 2000, the Predecessor Funds to the Equity Fund, Real Estate Equity Fund and High Yield Fund paid brokerage commissions as shown in the table below:

                                                                            FISCAL YEAR ENDED DECEMBER 31
FUND                                                                    2002             2001              2000
----                                                                    ----             ----              ----
Equity Fund........................................................   $ 84,439        $ 134,455         $  133,048
Real Estate Equity Fund ...........................................   $  2,218        $   2,330         $    1,966
High Yield Fund ...................................................   $      0        $       0         $        0

         During the fiscal years ended December 31, 2002, 2001 and 2000, the Predecessor Funds to the Equity Fund and Real Estate Equity Fund effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of Fleet Securities, Inc., and (with respect to the fiscal years ended December 31, 2002 and 2001 only) Robertson Stephens, Inc. ("Robertson Stephens"), which are affiliates of the Adviser. The table below discloses the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the fiscal years ended December 31, 2002, 2001 and 2000.

                                                                            FISCAL YEAR ENDED DECEMBER 31
                                                                        2002            2001               2000
QUICK & REILLY:                                                         ----            ----               ----
Equity Fund...................................................        $ 4,625         $ 12,630           $ 10,133
Real Estate Equity ...........................................        $    14         $      0           $      0

                                                                              FISCAL YEAR ENDED DECEMBER 31
                                                                          2002             2001             2000
ROBERTSON STEPHENS:                                                       ----             ----             ----
Equity Fund...................................................            $ 0              $ 0               --
Real Estate Equity ...........................................            $ 0              $36               --

         The table below shows, with respect to the Predecessor Funds to the Equity Fund and Real Estate Equity Fund, (i) the percentage of each Fund's aggregate brokerage commissions for the fiscal years ended December 31, 2002 and 2001 that was paid to Quick & Reilly and Robertson Stephens, and (ii) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly or Robertson Stephens during the fiscal years ended December 31, 2002 and 2001.

                                                                                                 % OF AGGREGATE
                                                                      % OF AGGREGATE               COMMISSION
                                                                        COMMISSIONS               TRANSACTIONS
                                                                        -----------               ------------
                                                                     2002         2001         2002         2001
QUICK & REILLY                                                       ----         ----         ----         ----
Equity Fund........................................................  5.48%        9.39%        8.82%       12.01%
Real Estate Equity.................................................  0.62%        0.00%        0.79%        0.00%

                                                                                                 % OF AGGREGATE
                                                                      % OF AGGREGATE               COMMISSION
                                                                        COMMISSIONS               TRANSACTIONS
                                                                        -----------               ------------
                                                                     2002        2001          2002         2001
ROBERTSON STEPHENS:                                                  ----        ----          ----         ----
Equity Fund....................................................      0.00%       0.00%         0.00%        0.00%
Real Estate Equity.............................................      0.00%       1.55%         0.00%        1.86%

         An increase in brokerage commissions can be due to a number of factors. For example, a Fund with a large portfolio turnover rate due to a new portfolio manager and new strategies or a Fund that had significant increases in assets causing more securities to be purchased and, therefore, incurring more brokerage commissions.

                       DESCRIPTION OF CERTAIN INVESTMENTS

         The following is a description of certain types of investments which may be made by one or more of the Funds.

MONEY MARKET INSTRUMENTS

         Each Fund may, in accordance with its investment policies, invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

         UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities historically have involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

         UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, the Federal Intermediate Credit Banks, Resolution Trust Corporation and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration). No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

         BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks or domestic branches of foreign banks which meet the foregoing requirements. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on purchases of illiquid securities described under "Investment Restrictions" above. Investments by the Equity Fund in non-negotiable time deposits are limited to no more than 5% of the Fund's total assets at the time of purchase.

         SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

         Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described above, Section 4(2) Paper will not be considered illiquid if the Adviser has determined, in accordance with the guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Funds may also purchase Rule 144A securities. See "Investment Restrictions" above for a discussion of possible consequences to the Funds as a result

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

of investing in Rule 144A securities. In addition, the Funds may, consistent with their investment policies, invest in Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers).

         REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates.

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         ADJUSTABLE RATE AND FLOATING RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

         Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

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

         Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

         If a variable or floating rate instrument is not rated, the Adviser must determine that such instrument is comparable to rated instruments eligible for purchase by a Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of a Fund, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment.

INVESTMENT COMPANY SECURITIES

         Each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act.

         Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund or any other investment companies advised by the Adviser.

REITs

         The Real Estate Equity Fund may invest without limit in real estate investment trusts ("REITs"). The Equity Fund may invest up to 10% of its net assets in REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

         REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the 1940 Act.

         REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

         To the extent consistent with its investment policies, a Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables, home equity loans, manufactured housing loans, and other securitized assets. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         A Fund may invest in mortgage-backed securities that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund, should it invest in mortgage-backed securities, may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

         Mortgage-backed securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Pass-Through Certificates guaranteed by GNMA (also known as "Ginnie Maes") are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-backed securities issued by FNMA include FNMA guaranteed Mortgage Pass-

Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities also include collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Although the relative payment rights of these classes can be structured in a number of different ways, most often payments of principal are applied to the CMO classes in order of respective stated maturities. CMOs can expose a Fund to more volatility and interest rate risk than other types of mortgage-backed securities.

         The yield characteristics of asset-backed and mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate will have the effect of shortening the maturity of the security. If a Fund has purchased an asset-backed or mortgage-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

         In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-backed securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

         These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

MORTGAGE DOLLAR ROLLS

         To the extent consistent with its investment policies, a Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

         For financial reporting and tax purposes, the Fund proposes to treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

         Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Adviser's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

STRIPPED OBLIGATIONS

         To the extent consistent with its investment objectives, a Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup their initial investments in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. Obligations issued by the U.S. Government may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. The Adviser may determine that SMBS acquired by the Fund are liquid under guidelines established by the Board of Trustees.

FOREIGN CURRENCY TRANSACTIONS

         The Real Estate Equity Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Fund may purchase foreign currencies on a spot or forward basis in conjunction with its investments in foreign securities and to hedge against fluctuations in foreign currencies. The Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes.

         The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes the Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS

         The Real Estate Equity Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

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

CURRENCY OPTIONS

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

VALUATIONS

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

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AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS

         The Equity Fund may invest up to 20% of its total assets in ADRs, EDRs and CDRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs (which are sometimes referred to as CDRs) are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. ADRs, EDRs and CDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitations with respect to such securities. If the Fund invests in an unsponsored ADR, EDR or CDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR or CDR than is available for an issuer of securities underlying a sponsored ADR, EDR or CDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and CDRs involve risks similar to those accompanying direct investments in foreign securities.

CONVERTIBLE SECURITIES

         Each Fund may from time to time, in accordance with its investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

         Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         Convertible bonds acquired by the High Yield Fund will generally be rated BB or lower by S&P or Ba or lower by Moody's. The High Yield Fund may acquire common stock in the following circumstances: (i) in connection with the purchase of a unit of securities that includes both fixed income securities and common stock; (ii) when fixed income securities held by the Fund are converted by the issuer into common stock; (iii) upon the exercise of warrants attached to fixed income securities held by the Fund; and (iv) when purchased as a part of a corporate transaction in which the holders of common stock will receive newly issued fixed income securities. Common stock acquired by the High Yield Fund in these circumstances may be held to permit orderly disposition or to establish long-term holding periods for federal income tax purposes.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS

         Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell eligible securities on a "forward commitment" basis. Each Fund may also purchase and sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future.

         When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments, when-issued purchases or delayed settlements exceeds 25% of the value of its total assets.

         When a Fund engages in when-issued, forward commitment or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of when-issued securities is calculated from the date of settlement of the purchase to the maturity date.

         When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of a Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Adviser to manage the Fund might be adversely affected. The Funds will not engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their respective investment objectives.

DERIVATIVE SECURITIES

         Each Fund may from time to time, in accordance with its investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, options, futures, indexed securities, swap agreements and foreign currency exchange contracts.

         Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

         The Adviser will evaluate the risks presented by the derivative securities purchased by a Fund, and will determine, in connection with the day-to-day management of the Fund, how such securities will be used in furtherance of the Fund's investment objectives. It is possible, however, that the Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of its investment in derivative securities.

OPTIONS ON SECURITIES

         Each Fund may purchase and sell options on individual securities. Options purchased by each of the Funds will not exceed 5% and options written by each of the Funds will not exceed 25% of its net assets.

         WRITING COVERED OPTIONS.

         A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

         If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

         PURCHASING PUT OPTIONS.

         A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         PURCHASING CALL OPTIONS.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         OVER-THE-COUNTER ("OTC") OPTIONS.

         The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by a Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and
(iv) repurchase agreements maturing in more than seven days.

         RISK FACTORS IN OPTIONS TRANSACTIONS.

         The successful use of a Fund's options strategies depends on the ability of its Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its Adviser deems it desirable to do so. Although the Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

         A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each of the High Yield Fund and Real Estate Equity Fund may, in accordance with its investment policies, buy and sell certain futures contracts (and in certain cases, related options).

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         A Fund upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

         OPTIONS ON FUTURES CONTRACTS

         A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

         Although permitted by their investment policies, the High Yield Fund and Real Estate Equity Fund do not currently intend to write futures options during the current fiscal year.

         RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

         Successful use of futures contracts by a Fund is subject to its Adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

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

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS; ASSOCIATED RISKS

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. Consistent with its investment policies, a Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as well as purchase and sell options on index futures contracts.

         There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of index futures by a Fund for hedging purposes is also subject to its Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's Adviser may still not result in a successful hedging transaction.

         Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

         The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the reinvested amount of dividends and capital gains received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share (including distribution reinvestment shares) at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is a hypothetical Annual Rate of return which if achieved annually would produce the same return as the cumulative total return percentage calculated for the period.

         It is computed as follows:

                           ERV = P(1+T)(n)

         Where:            P        =   a hypothetical initial payment of $1,000
                           T        =   average annual total return
                           n        =   number of years
                           ERV      =   ending redeemable value of a
                                        hypothetical $1,000 payment made at
                                        the beginning of the period (or
                                        fractional portion thereof).

         For example, for a $1,000 investment in the Funds' shares, the "Ending Redeemable Value" for the period January 1, 2002 to December 31, 2002 was:

                                     Ending Redeemable
Fund                                     Value (a)
----                                     ---------
Equity Fund:                              $ 724
High Yield Fund:                          $1027
Real Estate Equity Fund:                  $1026

(a) Performance information shown is for shares of the Predecessor Fund for the period January 1, 2002 to December 31, 2002.

         The Funds' average annual total returns at December 31, 2002 were:

                                     EQUITY FUND (b)

                                                          Period January 10,
                                                            1993 through
                 1 Year                  5 Years          December 31, 2002
                 ------                  -------          -----------------
Shares           -27.64%                 -1.80%                 6.85%

                                    HIGH YIELD FUND (b)

                                                  Period April 1, 1998 through
                      1 Year                           December 31, 2002
                      ------                           -----------------
Shares                2.74%                                  4.67%

                           REAL ESTATE EQUITY FUND (b)

                                                Period February 28, 1998 through
                      1 Year                           December 31, 2002
                      ------                           -----------------
Shares                 2.57%                                 3.79%

(b) Performance shown is for existing shares of the Predecessor Fund at December 31, 2002.

         The figures contained in this "INVESTMENT PERFORMANCE" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' performance numbers reflect all Fund expenses, including management fees, interest, taxes, 12b-1, brokerage and extraordinary expenses, net of any voluntary waiver of expenses by the Adviser or its affiliates, but do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies. If performance information included the effect of these additional amounts, returns would be lower.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116, serve as auditors for the Funds. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights have been included in the Prospectus, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.

         The financial statements of the Predecessor Funds and Report of Independent Auditors appearing in the December 31, 2002 Annual Report of the Predecessor Funds are incorporated in this SAI by reference.

PART C.  OTHER INFORMATION

Item 23.                   Exhibits:
                           ---------
(a)                        Amended and Restated Agreement and Declaration of
                           Trust dated May 23, 2000 (4)

(b)                        Amended and Restated By-Laws dated June 20, 2001 (6)

(c)                        Article IV, Paragraph D; Article V; Article VI,
                           Section II, Paragraph 2.06; Article VIII, Paragraph
                           A; Article X, Paragraph D; and Article XII of the
                           Agreement and Declaration of Trust, as amended, and
                           Article VI and Article IX of the By-Laws, as amended, each define the rights of shareholders

(d)(1)                     Management Agreement between the Registrant and
                           Columbia Management Advisers, Inc. ("CMA"), filed herewith

(d)(2)                     Administration Agreement between the Registrant and
                           CMA, filed herewith

(e)(1) Underwriting Agreement dated August 15, 1997, as amended June 18, 1999 between the Registrant and Liberty Funds Distributor, Inc. ("LFDI")(1)

(e)(2)(i)                  12b-1 Plan Implementing Agreement between the
                           Registrant and LFDI dated June 1, 1999, as amended
                           May 30, 2000 (3)

(e)(2)(ii) Appendix 1 of 12b-1 Plan Implementing Agreement, filed herewith

(f)                        Not applicable

(g)(i)                     Form of Custodian Contract between Registrant and
                           State Street Bank and Trust Company dated October 10,
                           2001 - filed as Exhibit (g) in Part C, Item 23 of
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A of Liberty Funds Trust II
                           (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

(g)(ii)                    Amendment to Appendix A of Custodian Contract (7)

(h)(1)(i)                  Pricing and Bookkeeping Agreement between the
                           Registrant and Colonial Management Associates, Inc.
                           ("Colonial") (1)

(h)(1)(ii)                 Amended and Restated Pricing and Bookkeeping
                           Agreement between the Registrant and CMA, filed herewith

(h)(2)(i) Joinder and Release Agreement with respect to Transfer Agency Agreement dated as of January 3, 1995 among the Trust, Liberty Investment Services, Inc.
                           and Liberty Funds Services, Inc. ("LFSI")(including form of Transfer Agency Agreement and Amendment No. 1 thereto) (1)

(h)(2)(ii)                 Amendment No. 2 to Transfer Agency Agreement (1)

(h)(2)(iii)                Amendment No. 3 to Transfer Agency Agreement (1)

(h)(2)(iv) Amendment No. 4 to Transfer Agency Agreement, filed herewith

(h)(3)                     Participation Agreement (3)

(i)                        Opinion and consent of counsel, filed herewith

(j)                        Consent of Independent Auditors, filed herewith

(k)                        Not applicable

(l)                        Not applicable

(m) Rule 12b-1 Distribution Plan dated June 1, 1999, as amended May 30, 2000 and April 14, 2003, filed herewith

(n)                        Not applicable

(o)                        Rule 18f-3 Plan dated May 30, 2000, as amended June
                           29, 2000 (6)

(p)                        Code of Ethics of CMA, filed herewith

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (1) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed with the Commission via EDGAR on or about April 16, 1999.

   (2) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed with the Commission via EDGAR on or about April 25, 2000.

   (3) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed with the Commission via EDGAR on or about May 30, 2000.

   (4) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed with the Commission via EDGAR on or about June 1, 2000.

   (5) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed with the Commission via EDGAR on or about April 20, 2001.

   (6) Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed with the Commission via EDGAR on or about April 30, 2002.

   (7) Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-101250) filed with the Commission via EDGAR on November 15, 2002.

Item  24.         Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                  Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  To the extent required under the 1940 Act:

                  (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

                  (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in
                           Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or
                           (b) an independent legal counsel as expressed in a written opinion; and

                  (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  Article Tenth also provides that its indemnification provisions are not exclusive.

                  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant or expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  Registrant, its trustees and officers, its investment advisors, and person affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment advisors or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                  In addition, CMA maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by CMA.

Item 26.          Business and Other Connections of Investment Advisor

                  Certain information pertaining to business and other connections of the Registrant's investment advisor, CMA, is incorporated herein by reference to the section of the Prospectus relating to each Fund captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to each Fund captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES."

                  The list required by this Item 26 of officers and directors of CMA, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by CMA pursuant to the Advisers Act (SEC File No. 801-5930).

Item 27.          Principal Underwriter

(a)      LFDI is the Registrant's principal underwriter.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)                        (2)                       (3)

                           Position and Offices      Positions and
Name and Principal         with Principal            Offices with
Business Address(+)        Underwriter               Registrant
------------------         -------------------       --------------
Abusheery, Greg              V.P.                      None

Ahmed, Yakob                 V.P.                      None

Aldi, Andrew                 V.P.                      None

Anderson, Judith             V.P.                      None

Antone, Louis E.             V.P.                      Assistant Secretary

Ash, James                   V.P.                      None

Babbitt, Debra               Sr. V.P. and              None
                             Comp. Officer

Ballou, Rick                 Sr. V.P.                  None

Banks, Keith                 Director                  None

Bartlett, John               Managing Director         None

Blakeslee, James             Sr. V.P.                  None

Blumenfeld, Alexander        V.P.                      None

Bozek, James                 Sr. V.P.                  None

Brown, Beth                  Sr. V.P.                  None

Campbell, Patrick            V.P.                      None

Claiborne, Doug              V.P.                      None

Climer, Quentin              V.P.                      None

Conley, Brook                V.P.                      None

Cook, Edward                 V.P.                      None

Couto, Scott                 V.P.                      None

Denny, Jeffrey               V.P.                      None

Desilets, Marian             V.P.                      Assistant Secretary

Devaney, James               Sr. V.P.                  None

DiMaio, Stephen              V.P.                      None

Doyle, Matthew               V.P.                      None

Emerson, Kim P.              Sr. V.P.                  None

Erickson, Cynthia G.         Sr. V.P.                  None

Evans, C. Frazier            Managing Director         None

Feldman, David               Managing Director         None

Feloney, Joseph              Sr. V.P.                  None

Ferullo, Jeanne              V.P.                      None

Fisher, James                V.P.                      None

Ford, David                  V.P.                      None

Fragasso, Philip             Managing Director         None

Gentile, Russell             V.P.                      None

Goldberg, Matthew            Sr. V.P.                  None

Grace, Anthony               V.P.                      None

Gubala, Jeffrey              V.P.                      None

Guenard, Brian               V.P.                      None

Hartnett, Kelly              V.P.                      None

Helwig, Kevin                V.P.                      None

Hodgkins, Joseph             Sr. V.P.                  None

Hussey, Robert               Managing Director         None

Iudice, Jr., Philip          Treasurer and CFO         None

Jarstfer, Marlys             V.P.                      None

Jones, Cynthia               V.P.                      None

Kelley, Terry M.             V.P.                      None

Loewenberg, Jean             Clerk                     Secretary

Lynch, Andrew                Managing Director         None

Lynn, Jerry                  V.P.                      None

Marcelonis, Sheila           V.P.                      None

Marsh, Curtis                Sr. V.P.                  None

Martin, Peter                Sr. V.P.                  None

McCombs, Gregory             Sr. V.P.                  None

Menchin, Catherine           Sr. V.P.                  None

Miller, Anthony              V.P.                      None

Miller, Greg                 V.P.                      None

Moberly, Ann R.              Sr. V.P.                  None

Morse, Jonathan              V.P.                      None

Nickodemus, Paul             V.P.                      None

O'Shea, Kevin                Managing Director         None

Palombo, Joseph R.           Director and Chief        Trustee and
                             Operating Officer         President

Piken, Keith                 Sr. V.P.                  None

Ratto, Gregory               V.P.                      None

Reed, Christopher B.         Sr. V.P.                  None

Ross, Gary                   Sr. V.P.                  None

Santosuosso, Louise          Sr. V.P.                  None

Schug, Derek                 V.P.                      None

Schulman, David              Sr. V.P.                  None

Scully-Power, Adam           V.P.                      None

Sellers, Gregory             V.P.                      None

Shea, Terence                V.P.                      None

Sideropoulos, Lou            Sr. V.P.                  None

Sinatra, Peter               V.P.                      None

Soares, Jeffrey              V.P.                      None

Soester, Trisha              V.P.                      None

Sprieck, Susan               V.P.                      None

Studer, Eric                 V.P.                      None

Sullivan, Paul               V.P.                      None

Tambone, James               CEO; Co-President;        None
                             Director

Tasiopoulos, Lou             Co-President;             None
                             Director

Wagner, Rebecca              V.P.                      None

Waldron, Thomas              V.P.                      None

Walsh, Brian                 V.P.                      None

Warfield, James              V.P.                      None

Wess, Valerie                Sr. V.P.                  None

Yates, Susan                 V.P.                      None

--------------------------
(+) The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.          Location of Accounts and Records

                  The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian for all series of the Trust. In such capacity, the custodian bank keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to its duties as custodian. LFSI, One Financial Center, Boston, MA 02111, serves as the transfer agent and dividend disbursing agent for the Registrant, and in such capacities is responsible for records regarding each shareholder's account and all disbursements made to shareholders. CMA also maintains all records pursuant to its Pricing and Bookkeeping Agreement with the Trust. LFDI, One Financial Center, Boston, MA 02111, serves as principal underwriter for the Trust, and in such capacity maintains all records required pursuant to its Underwriting Agreement with the Registrant.

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Variable Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 29 to its Registration Statement under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 11th day of April, 2003.

                                        LIBERTY VARIABLE INVESTMENT TRUST

                                        by:    /s/ JOSEPH R. PALOMBO
                                               --------------------------
                                               Joseph R. Palombo, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

    SIGNATURES                          TITLE                                    DATE
    ----------                          -----                                    ----
/s/JOSEPH R. PALOMBO             President (chief                            April 11, 2003
--------------------             executive officer)
   Joseph R. Palombo

/s/J. Kevin connaughton          Chief Financial Officer (principal          April 11, 2003
-----------------------          financial officer)
   J. Kevin Connaughton

/s/VICKI L. BENJAMIN             Chief Accounting Officer (principal         April 11, 2003
--------------------             accounting officer)
   Vicki L. Benjamin

DOUGLAS A. HACKER*                                   Trustee
---------------------------
Douglas A. Hacker

JANET LANGFORD KELLY*                                Trustee
---------------------------
Janet Langford Kelly

RICHARD W. LOWRY*                                    Trustee
---------------------------
Richard W. Lowry

SALVATORE MACERA*                                    Trustee
---------------------------
Salvatore Macera

WILLIAM E. MAYER*                                    Trustee                    /s/ RUSSELL L. KANE
----------------                                                                -------------------
William E. Mayer                                                                   Russell L. Kane
                                                                                   Attorney-in-fact
                                                                                   April 11, 2003

DR. CHARLES R. NELSON*                               Trustee
---------------------------
Dr. Charles R. Nelson

JOHN J. NEUHAUSER*                                   Trustee
---------------------------
John J. Neuhauser

JOSEPH R. PALOMBO*                                   Trustee
---------------------------
Joseph R. Palombo

THOMAS E. STITZEL*                                   Trustee
---------------------------
Thomas E. Stitzel

THOMAS C. THEOBALD*                                  Trustee
---------------------------
Thomas C. Theobald

ANNE-LEE VERVILLE*                                   Trustee
---------------------------
Anne-Lee Verville

                                    EXHIBITS

(d)(1)                     Management Agreement

(d)(2)                     Administration Agreement

(e)(2)(ii)                 Appendix 1 of 12b-1 Plan Implementing Agreement

(h)(1)(ii)                 Amended and Restated Pricing and Bookkeeping Agreement

(h)(2)(iv)                 Amendment No. 4 to Transfer Agency Agreement

(i)                        Opinion and Consent of Counsel

(j)                        Consent of Independent Auditors

(m)                        Rule 12b-1 Distribution Plan

(p)                        Code of Ethics